Net Interest Income - Interest Income (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income [Abstract]
Interest from government securities		$ 36,064,346	$ 15,193,262	$ 2,083,860
Interest from credit card loans		21,049,044	14,411,030	14,978,628
Interest from commercial papers		11,055,527	10,011,320	5,480,055
UVA clause adjustment	[1]	10,861,421	6,663,447	355,414
Interest from overdrafts		10,165,810	11,057,634	7,740,446
Interest from consumer loans		9,035,631	11,709,910	9,965,009
Interest from other loans		5,418,765	5,648,600	4,894,009
Interest from loans for the prefinancing and financing of exports		3,155,170	2,691,170	949,300
Interest on loans to financial institutions		2,718,111	3,507,493	1,742,092
Premium for reverse repurchase agreements		1,809,106	1,035,969	1,169,266
Interest from car loans		1,449,019	2,286,746	2,388,989
Interest from mortgage loans		1,388,711	1,427,023	989,498
Interest from financial leases		588,691	992,682	1,010,444
Stabilization Coefficient (CER) clause adjustment	[1]	79,678	172,329	1,033,377
Interest from private securities		10,720	64,419	156,649
Other financial income		8,004	62	2,957
TOTAL		$ 114,857,754	$ 86,873,096	$ 54,939,993

[1]	The Group included in additions the amount net of initial recognition (see Note 7.2.D.).